SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2021
Suncor Energy Venture Holding Corporation
Disclosure of subsidiaries
Ownership by subsidiaries (as a percent)	36.74%
Suncor Energy Ventures Partnership
Disclosure of subsidiaries
Ownership by subsidiaries (as a percent)	22.00%